Fees Summary	Sep. 15, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 29,530.97
Total Fee Amount	29,530.97
Total Transaction Valuation	213,837,585.84
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A